Leases - Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 320,331	¥ 293,046
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	47,600	42,329
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	132,720	129,298
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 140,011	¥ 121,419